Received SEC
AUG 2 1 2009
Washington, DC 20549

NASDAQ

THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
9600 BLACKWELL ROAD
ROCKVILLE MD 20850

Michael S. Emen
Senior Vice President
Listing Qualifications

[redacted]

09011776

CORINAS
000-17285

*By Facsimile and First Class Mail*

August 21, 2009

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on August 21, 2009, The Nasdaq Stock Market (the "Exchange") received from TriMas Corporation (the "Registrant") a copy of the Registrant's application on Form 8A 12(b) for the registration of the following securities:

Common Stock, par value $0.01 per share

We further certify that the securities described above have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,